Employee benefit obligations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Defined Benefit Plans [Abstract]
Summary of Other Non-current Liabilities

Other non-current liabilities consist of the following at December 31 (in thousands):

	2020	2021
Cash-settled awards liability	$24,295	$10,404
Employee severance liability	1,821	2,544
Total non-current liabilities	$26,116	$12,948

Summary of Equity Settled Share Based Payment Plans

During the year ended December 31, 2021, the Group had four equity-settled share-based payment plans which are described below.

Type of arrangement	EMI approved share option plan	Unapproved share option plan	LTIP 2015 plan	LTIP 2018 plan
Date of first grant	November 1, 2011	July 1, 2011	September 9, 2015	September 20, 2018
Number granted	5,505,600	11,332,835	38,174,980	50,669,762
Contractual life	10 years	10 years	10 years	10 years
Vesting conditions	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service with certain awards having non-market conditions	Varying tranches of options and Restricted Stock Units (RSU) vesting upon defined years of service

Summary of Movements on Share Options and Weighted Average Exercise Prices

Movements on the share options were as follows:

	2019	2020	2021
	Number of options & RSUs	Number of options & RSUs	Number of options & RSUs
Options & RSUs at beginning of year	44,218,814	39,583,858	43,063,713
Options & RSUs granted	13,585,502	19,685,173	13,933,172
Options & RSUs exercised	(7,503,814)	(11,817,074)	(8,677,510)
Options & RSUs forfeited	(10,716,644)	(4,388,244)	(2,011,549)
Options & RSUs at end of year	39,583,858	43,063,713	46,307,826
Options & RSUs exercisable at end of year	10,360,642	11,944,576	18,293,805

Weighted average exercise prices were as follows:

	2019	2020	2021
Options & RSUs at beginning of year	$6.15	$8.23	$8.00
Options & RSUs granted	$8.94	$5.38	$8.72
Options & RSUs forfeited	$5.70	$7.02	$5.33
Options & RSUs exercised	$1.25	$5.63	$4.37
Options & RSUs at end of year	$8.23	$8.00	$9.01
Options & RSUs exercisable at year end	$6.40	$8.96	$11.43
Weighted average remaining contracted life of options & RSUs outstanding at year end	9.79 years	8.94 years	8.11 years

	2019	2020	2021
	Number of options & RSUs	Number of options & RSUs	Number of options & RSUs
Exercise price of options & RSUs outstanding at year end
$0.00 to $0.08	8,545,400	11,878,888	18,050,469
$0.09 to $0.56	27,340	27,340	27,340
$0.57 to $3.52	629,730	320,944	184,823
$3.53 to $5.73	3,225,120	2,020,354	1,293,101
$5.74 to $7.39	5,873,001	3,385,770	2,386,536
$7.40 to $20.00	17,402,097	21,965,750	19,389,418
$20.01 to $27.09	3,881,170	3,423,111	3,028,881
$27.10 to $40.00	-	41,556	71,784
$40.01 to $67.99	-	-	1,875,474
	39,583,858	43,063,713	46,307,826
Weighted average fair value of options & RSUs granted in year	$15.54	$8.81	$23.33

Summary of Inputs in Black Scholes Model for Share Options Granted

Inputs in the Black Scholes model for share options granted during the year and prior year were as follows:

	2019	2020	2021
Black Scholes model
Weighted average share price	$21.73	$12.44	$57.40
Weighted average exercise price	$8.94	$5.38	$22.80
Average expected volatility	36%	40%	40%
Expected life	4 years	4 years	4 years
Risk free rate	2.15%	1.05%	0.51%
Expected dividends	$nil	$nil	$nil

Summary of 2020 CEO Performance Based Restricted Stock Unit Award

Tranche	Performance Period	Number of PSUs Eligible To be Earned	Stock Price Hurdle
1	1st - 5th anniversary of the grant	5% of Total Number of PSUs	$75
2	1st - 5th anniversary of the grant	5% of Total Number of PSUs	$100
3	2nd - 6th anniversary of the grant	10% of Total Number of PSUs	$125
4	2nd - 6th anniversary of the grant	10% of Total Number of PSUs	$150
5	3rd - 7th anniversary of the grant	10% of Total Number of PSUs	$175
6	3rd - 7th anniversary of the grant	20% of Total Number of PSUs	$200
7	4th - 8th anniversary of the grant	20% of Total Number of PSUs	$225
8	4th - 8th anniversary of the grant	20% of Total Number of PSUs	$250